Schwab Capital Trust
Laudus International MarketMasters Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 88.4% OF NET ASSETS

Argentina 0.8%
Globant S.A. *	4,038	1,030,417
MercadoLibre, Inc. *	8,780	9,939,487
		10,969,904

Australia 3.6%
Altium Ltd.	55,992	1,431,382
Appen Ltd.	395,625	2,731,241
Aristocrat Leisure Ltd.	58,648	1,700,075
Atlassian Corp. plc, Class A *	8,355	2,709,861
Brambles Ltd.	260,600	1,790,334
carsales.com Ltd.	180,199	2,850,254
Centuria Office REIT	1,897,893	2,907,086
Corporate Travel Management Ltd. *	227,851	3,397,643
Costa Group Holdings Ltd.	914,241	1,808,352
IDP Education Ltd.	130,388	2,725,417
Inghams Group Ltd.	941,927	2,192,873
InvoCare Ltd.	229,261	1,820,491
Lynas Rare Earths Ltd. *	462,098	2,984,738
Mineral Resources Ltd.	51,192	2,034,418
National Storage REIT	1,235,556	2,166,009
Netwealth Group Ltd.	43,024	465,973
NEXTDC Ltd. *	372,612	2,859,039
Orica Ltd.	308,384	3,055,327
OZ Minerals Ltd.	198,963	3,451,435
Pro Medicus Ltd.	14,190	458,251
Shopping Centres Australasia Property Group	1,447,805	2,892,565
Technology One Ltd.	260,883	1,951,667
		50,384,431

Belgium 0.6%
Anheuser-Busch InBev S.A./N.V.	82,300	5,188,282
Melexis N.V.	20,141	2,111,841
Warehouses De Pauw CVA	24,261	1,043,741
		8,343,864

Brazil 0.8%
B3 S.A. - Brasil Bolsa Balcao	336,700	927,017
Embraer S.A., ADR *	218,964	3,361,097
Locaweb Servicos de Internet S.A. *	215,357	393,394
Multiplan Empreendimentos Imobiliarios S.A.	273,500	1,107,371
Notre Dame Intermedica Participacoes S.A.	47,700	639,581
Petro Rio S.A. *	813,100	3,662,709
Santos Brasil Participacoes S.A.	1,021,500	1,342,738
		11,433,907

SECURITY	NUMBER OF SHARES	VALUE ($)
Canada 5.8%
Altus Group Ltd.	76,122	3,653,545
Aritzia, Inc. *	49,285	2,286,384
ATS Automation Tooling Systems, Inc. *	56,137	2,292,027
Boralex, Inc., Class A	126,599	3,291,584
BRP, Inc.	33,772	2,806,916
Canada Goose Holdings, Inc. *	21,070	647,060
Canadian National Railway Co.	53,617	6,534,934
Colliers International Group, Inc.	29,347	4,281,247
Enghouse Systems Ltd.	5,822	205,097
FirstService Corp.	5,882	937,909
Innergex Renewable Energy, Inc.	225,269	3,305,091
Kinaxis, Inc. *	29,537	3,831,224
Laurentian Bank of Canada	38,688	1,346,463
Linamar Corp.	77,763	4,309,801
Lululemon Athletica, Inc. *	7,224	2,411,082
Nuvei Corp. *	21,660	1,321,260
Nuvei Corp. - CAD *	8,996	548,260
Open Text Corp.	61,951	2,965,109
Restaurant Brands International, Inc.	42,212	2,362,606
Ritchie Bros. Auctioneers, Inc.	50,736	3,092,495
Shopify, Inc., Class A *	2,179	2,101,079
Spin Master Corp. *	80,134	2,754,872
Stantec, Inc.	82,233	4,362,169
TFI International, Inc.	37,689	3,627,620
The Descartes Systems Group, Inc. *	53,499	3,892,214
The Toronto-Dominion Bank	10,488	840,014
Toromont Industries Ltd.	6,524	550,651
Tricon Residential, Inc.	294,661	4,318,558
Whitecap Resources, Inc.	728,864	5,143,303
		80,020,574

China 4.0%
Aier Eye Hospital Group Co., Ltd., A Shares	109,888	562,639
Airtac International Group	104,226	3,659,273
Alibaba Group Holding Ltd. *	616,220	9,658,362
Centre Testing International Group Co. Ltd., A Shares	190,400	635,319
Chacha Food Co., Ltd., A Shares	60,251	520,030
China Yongda Automobiles Services Holdings Ltd.	2,313,000	2,959,509
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	55,348	847,048
Hangzhou Tigermed Consulting Co., Ltd., A Shares	48,200	792,790
JD.com, Inc., A Shares *	50,244	1,904,317
Li Ning Co., Ltd.	280,000	2,732,240
Meituan, B Shares *	253,900	7,574,940
NAURA Technology Group Co., Ltd., A Shares	23,000	1,045,540
NIO, Inc., ADR *	60,145	1,474,154

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ping An Insurance Group Co. of China Ltd., H Shares	455,000	3,610,798
Proya Cosmetics Co. Ltd., A Shares	22,900	611,766
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	16,800	852,386
Silergy Corp.	4,000	540,658
Tencent Holdings Ltd.	157,400	9,863,042
Trip.com Group Ltd. *	26,900	715,815
Vipshop Holdings Ltd., ADR *	279,223	2,599,566
Weimob Inc. *	195,000	147,304
WuXi AppTec Co., Ltd., A Shares	45,100	749,383
Wuxi Biologics Cayman, Inc. *	214,500	2,149,883
		56,206,762

Denmark 1.8%
ALK-Abello A/S *	8,543	3,607,451
Chr. Hansen Holding A/S	9,720	779,500
Coloplast A/S, Class B	8,467	1,231,290
DSV A/S	18,785	3,816,748
Genmab A/S *	11,120	3,786,688
Jyske Bank A/S *	84,405	4,971,644
Netcompany Group A/S	3,777	277,474
Orsted A/S	12,225	1,302,512
Royal Unibrew A/S	39,781	4,573,437
		24,346,744

Finland 0.7%
Metso Outotec Oyj	438,756	4,705,486
Neste Oyj	51,062	2,302,872
QT Group Oyj *	9,391	1,090,158
UPM-Kymmene Oyj	49,500	1,804,101
		9,902,617

France 8.2%
Accor S.A. *	159,015	5,844,014
Airbus SE *	44,626	5,698,438
Alten S.A.	26,377	4,302,251
APERAM S.A.	59,621	3,359,617
BNP Paribas S.A.	121,703	8,688,302
Capgemini SE	7,100	1,596,196
Coface S.A.	246,733	3,264,262
Danone S.A.	54,800	3,416,838
Dassault Systemes SE	55,902	2,703,330
Elis S.A. *	198,436	3,624,962
Gaztransport Et Technigaz S.A.	66,061	6,060,556
Hermes International	3,034	4,555,305
Kering S.A.	13,495	10,077,591
Korian S.A.	138,892	3,044,933
LISI	26,038	817,605
L'Oreal S.A.	10,764	4,597,806
LVMH Moet Hennessy Louis Vuitton SE	5,619	4,615,319
OVH Groupe SAS *	125,208	3,376,992
Publicis Groupe S.A.	63,970	4,334,663
Rubis S.C.A.	118,197	3,826,367
Safran S.A.	32,451	3,928,817
Sartorius Stedim Biotech	4,921	2,157,913
SOITEC *	12,195	2,226,417
Teleperformance	10,443	3,932,721
Valeo S.A.	127,413	3,566,112
Verallia S.A.	121,606	3,814,157
Worldline S.A. *	123,170	5,970,072
		113,401,556

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 9.3%
Allianz SE	35,470	9,107,012
Bayer AG	178,223	10,827,734
Bayerische Motoren Werke AG	76,500	8,096,982
Befesa S.A.	48,809	3,445,776
Carl Zeiss Meditec AG, Class B	8,006	1,287,527
CompuGroup Medical SE & Co. KgaA	8,434	559,026
Continental AG *	69,335	6,722,036
CTS Eventim AG & Co., KGaA *	66,450	4,723,751
Daimler AG	84,994	6,781,988
Daimler Truck Holding AG *	77,097	2,717,968
Delivery Hero SE *	56,086	4,329,276
Dermapharm Holding SE	38,091	3,080,358
Duerr AG	64,416	2,850,752
Eckert & Ziegler Strahlen- und Medizintechnik AG	30,549	2,663,041
Fielmann AG	66,155	4,219,158
Fresenius Medical Care AG & Co. KGaA	78,600	5,344,279
Fresenius SE & Co. KGaA	101,700	4,198,212
Friedrich Vorwerk Group SE *	66,225	1,897,213
Gerresheimer AG	18,824	1,689,276
HelloFresh SE *	20,109	1,338,871
Henkel AG & Co. KGaA	38,900	3,073,527
Hugo Boss AG	57,715	3,656,160
Hypoport SE *	936	413,627
Infineon Technologies AG	84,417	3,505,647
JOST Werke AG	33,005	1,651,891
KION Group AG	12,315	1,138,562
MTU Aero Engines AG	21,219	4,515,173
Nemetschek SE	7,163	662,091
Norma Group SE	76,464	2,776,981
Novem Group S.A. *	175,672	2,036,742
Puma SE	21,459	2,295,094
SAP SE	33,400	4,190,404
Stabilus S.A.	38,628	2,601,268
ThyssenKrupp AG *	414,500	4,265,904
Vitesco Technologies Group AG *	12,867	636,988
Zalando SE *	70,177	5,569,801
		128,870,096

Hong Kong 1.6%
AIA Group Ltd.	573,600	5,988,275
ASM Pacific Technology Ltd.	326,400	3,265,617
Cafe de Coral Holdings Ltd.	1,996,000	3,389,053
HKBN Ltd.	2,671,983	3,355,667
SUNeVision Holdings Ltd.	4,152,000	3,649,029
Yue Yuen Industrial Holdings Ltd. *	1,759,000	2,970,134
		22,617,775

India 2.9%
Apollo Hospitals Enterprise Ltd.	8,980	539,562
Axis Bank Ltd. *	300,224	3,144,126
Crompton Greaves Consumer Electricals Ltd.	110,850	633,103
Dr Lal PathLabs Ltd.	20,544	822,909
Havells India Ltd.	42,516	679,589
HDFC Bank Ltd.	164,361	3,305,479
Indraprastha Gas Ltd.	213,256	1,128,491
Info Edge India Ltd.	9,125	603,986
Infosys Ltd.	159,859	3,761,115
InterGlobe Aviation Ltd. *	40,788	1,021,640
Max Healthcare Institute Ltd. *	856,165	4,237,611
Pidilite Industries Ltd.	20,646	681,786
Prestige Estates Projects Ltd.	454,259	3,001,957
Reliance Industries Ltd.	174,236	5,615,133
Varun Beverages Ltd.	381,361	4,646,600

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Voltas Ltd.	35,586	567,288
WNS Holdings Ltd., ADR *	69,908	5,883,457
		40,273,832

Indonesia 0.5%
PT Bank Central Asia Tbk	8,352,500	4,442,670
PT Bank Mandiri (Persero) Tbk	3,622,900	1,898,430
		6,341,100

Ireland 1.2%
Glanbia plc	210,731	2,894,415
ICON plc *	13,980	3,714,766
Kingspan Group plc	25,658	2,469,763
Ryanair Holdings plc *	10,000	185,736
Ryanair Holdings plc ADR *	61,906	6,909,948
		16,174,628

Israel 1.0%
Inmode Ltd. *	68,694	3,313,112
Kornit Digital Ltd. *	26,130	2,745,218
Mizrahi Tefahot Bank Ltd.	16,001	618,558
Nice Ltd. ADR *	3,819	977,893
Nova Measuring Instruments Ltd. *	46,500	5,500,950
Wix.com Ltd. *	6,795	892,659
		14,048,390

Italy 2.2%
Amplifon S.p.A.	18,213	774,163
Autogrill S.p.A. *	516,346	3,877,442
BFF Bank S.p.A.	183,821	1,405,485
Brembo S.p.A.	241,434	3,209,885
Brunello Cucinelli S.p.A. *	10,708	621,847
Esprinet S.p.A.	191,840	2,630,047
Ferrari N.V.	15,738	3,627,178
Intercos S.p.A. *	116,627	1,669,254
Intesa Sanpaolo S.p.A.	3,206,300	9,528,606
Iveco Group N.V. *	88,338	939,839
Moncler S.p.A.	13,060	838,185
Tenaris S.A.	91,381	1,115,480
		30,237,411

Japan 8.4%
Asahi Intecc Co., Ltd.	36,800	627,844
Asics Corp.	165,900	3,221,052
BASE, Inc. *	4,600	18,534
BayCurrent Consulting, Inc.	17,500	6,641,574
Benefit One, Inc.	25,000	760,333
Bengo4.com, Inc. *	4,400	185,025
Comture Corp.	127,600	3,113,355
Daikin Industries Ltd.	16,000	3,359,105
Digital Arts, Inc.	52,700	3,104,962
Disco Corp.	1,600	439,926
en-japan, Inc.	141,100	3,400,809
Food & Life Cos., Ltd.	65,100	1,950,531
GMO Financial Gate, Inc.	10,500	1,378,995
GMO Payment Gateway, Inc.	6,400	561,611
Harmonic Drive Systems, Inc.	10,600	419,259
Hoya Corp.	17,600	2,282,163
IHI Corp.	121,700	2,457,511
Infomart Corp.	135,600	788,104
Insource Co., Ltd.	125,800	2,011,414
Invincible Investment Corp.	8,299	2,614,272
JMDC, Inc. *	68,700	3,188,396
JTOWER, Inc. *	32,000	1,466,286
SECURITY	NUMBER OF SHARES	VALUE ($)
Keyence Corp.	6,900	3,539,165
Komatsu Ltd.	72,000	1,809,284
Kyudenko Corp.	121,500	3,107,673
M3, Inc.	105,100	4,040,736
MatsukiyoCocokara & Co.	107,900	3,693,203
Menicon Co., Ltd.	60,200	1,335,884
MISUMI Group, Inc.	27,100	879,175
MonotaRO Co., Ltd.	48,500	796,893
Musashi Seimitsu Industry Co., Ltd.	144,400	2,175,206
Nabtesco Corp.	64,300	2,009,951
Nextage Co., Ltd.	226,200	5,680,359
Nifco, Inc.	217,700	6,337,475
Nihon M&A Center Holdings, Inc.	55,100	867,451
Nippon Gas Co., Ltd.	138,400	1,936,793
Olympus Corp.	158,600	3,549,000
Omron Corp.	3,500	255,883
Open House Co., Ltd.	54,500	2,821,639
PALTAC Corp.	108,600	4,162,332
Prestige International, Inc.	266,600	1,694,542
Rakus Co. Ltd.	28,200	568,076
SHIFT, Inc. *	4,200	697,834
Simplex Holdings, Inc. *	86,800	1,389,338
SMC Corp.	3,900	2,175,270
SMS Co., Ltd.	12,900	354,655
Systena Corp.	1,390,800	4,282,121
TechnoPro Holdings, Inc.	33,200	849,327
TIS, Inc.	45,200	1,188,790
Toyota Motor Corp.	158,700	3,136,415
Ushio, Inc.	187,500	2,913,828
Visional, Inc. *	33,000	2,423,907
West Holdings Corp.	79,500	2,388,703
		117,051,969

Luxembourg 0.1%
Eurofins Scientific SE	20,100	2,018,097

Malaysia 0.1%
CTOS Digital BHD	1,822,600	738,900

Mexico 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	98,680	1,759,465
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	3,346	679,773
Grupo Televisa S.A.B. ADR	253,900	2,597,397
Regional SAB de C.V.	156,147	895,188
		5,931,823

Netherlands 4.8%
Adyen N.V. *	4,131	8,406,161
Alfen Beheer BV *	10,407	776,068
Arcadis N.V.	49,686	2,175,008
ASML Holding N.V.	30,741	20,820,709
ASR Nederland N.V.	77,198	3,589,368
B&S Group Sarl	275,160	2,223,748
Basic-Fit N.V. *	64,349	3,069,919
BE Semiconductor Industries N.V.	51,405	4,310,225
Boskalis Westminster	106,099	3,003,652
Euronext N.V.	10,431	1,005,677
EXOR N.V.	63,400	5,316,149
IMCD N.V.	5,702	980,857
Marel HF	419,835	2,622,451

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OCI N.V. *	118,546	3,244,354
Prosus N.V. *	64,831	5,393,671
		66,938,017

Norway 0.3%
AutoStore Holdings Ltd. *	108,064	303,148
Bakkafrost P/F	2,749	189,512
Fjordkraft Holding A.S.A.	530,028	2,259,983
Tomra Systems A.S.A.	25,736	1,286,673
		4,039,316

Poland 0.4%
Allegro.eu S.A. *	59,038	547,186
Bank Polska Kasa Opieki S.A.	139,638	4,652,923
		5,200,109

Portugal 0.0%
Banco Espirito Santo S.A. *(a)	42,176	0

Republic of Korea 0.9%
Chunbo Co., Ltd.	9,291	2,034,666
Ecopro BM Co., Ltd.	5,705	1,620,975
Hansol Chemical Co., Ltd. *	8,826	1,586,615
Kakao Corp.	17,870	1,290,780
NAVER Corp.	13,430	3,547,408
Osstem Implant Co., Ltd. *(a)	10,511	933,173
Samsung SDI Co., Ltd.	2,834	1,406,468
		12,420,085

Russia 0.1%
Yandex N.V., Class A *	23,741	1,140,992

Singapore 0.9%
ESR-REIT	9,626,299	3,028,370
Nanofilm Technologies International Ltd.	1,040,700	2,197,155
SATS Ltd. *	971,300	2,824,930
Sheng Siong Group Ltd.	2,307,800	2,550,306
SPH REIT	2,281,700	1,625,666
		12,226,427

South Africa 0.2%
Naspers Ltd., N Shares	12,571	2,032,078

Spain 0.8%
Amadeus IT Group S.A. *	124,612	8,568,346
EDP Renovaveis S.A.	51,584	1,084,371
Gestamp Automocion S.A.	452,990	2,040,779
		11,693,496

Sweden 4.4%
AAK AB	84,439	1,581,658
AddTech AB, B Shares	199,328	3,687,338
AFRY AB	48,951	1,097,887
Atlas Copco AB, A Shares	73,066	4,324,487
Atlas Copco AB, B Shares	19,995	1,022,600
Beijer Ref AB	47,325	826,010
Bravida Holding AB	238,662	2,855,701
CELLINK AB, B Shares *	15,083	301,155
EQT AB	36,516	1,430,936
Evolution AB	17,607	2,190,612
Fortnox AB *	441,590	2,270,762
SECURITY	NUMBER OF SHARES	VALUE ($)
H & M Hennes & Mauritz AB, B Shares	250,300	4,983,684
Hemnet Group AB *	25,167	453,915
Hexagon AB, B Shares	257,868	3,478,141
Indutrade AB	51,322	1,276,778
Investment AB Latour, B Shares	31,509	980,370
Kinnevik AB, B Shares *	36,182	1,081,430
Lifco AB, B Shares	107,972	2,530,890
Nibe Industrier AB, B Shares	109,143	1,037,356
Nolato AB, B Shares	70,753	725,028
Nordic Entertainment Group AB, B Shares *	56,090	2,171,610
Scandic Hotels Group AB *	476,124	2,008,804
SKF AB, B Shares	168,442	3,692,607
Spotify Technology S.A. *	21,122	4,145,404
Storytel AB *	38,645	609,547
Sweco AB, B Shares	31,943	449,042
Thule Group AB	14,224	686,542
Trelleborg AB, B Shares	151,377	3,811,504
Vitrolife AB	54,983	2,261,033
Volvo AB, B Shares	144,900	3,269,874
		61,242,705

Switzerland 4.6%
Bachem Holding AG, Class B	827	493,315
Belimo Holding AG	1,349	744,945
Burckhardt Compression Holding AG	6,336	2,996,751
Cie Financiere Richemont S.A.	3,500	508,668
Comet Holding AG	7,880	2,513,850
Credit Suisse Group AG	795,139	7,558,122
Glencore plc *	1,364,123	7,106,553
Holcim Ltd. *	103,764	5,624,141
Lonza Group AG	5,907	4,072,533
Novartis AG	57,300	4,978,768
Partners Group Holding AG	2,666	3,716,931
PolyPeptide Group AG *	33,317	3,321,693
Roche Holding AG	6,310	2,441,965
Siegfried Holding AG *	875	708,420
SIG Combibloc Group AG *	208,796	4,851,143
Sika AG	15,360	5,374,066
Softwareone Holding AG *	19,825	389,513
Straumann Holding AG	1,550	2,568,479
Tecan Group AG	2,038	990,901
The Swatch Group AG - Bearer Shares	7,390	2,155,827
VAT Group AG	3,395	1,384,506
		64,501,090

Taiwan 2.7%
ASMedia Technology, Inc.	9,000	518,944
ASPEED Technology, Inc.	40,000	4,494,941
Chailease Holding Co., Ltd.	476,299	4,368,774
Globalwafers Co., Ltd.	20,000	570,781
Makalot Industrial Co., Ltd.	413,000	3,478,809
MediaTek, Inc.	107,000	4,249,953
Merida Industry Co. Ltd.	172,000	1,815,145
momo.com, Inc.	10,000	408,629
Nien Made Enterprise Co., Ltd.	132,000	1,861,857
Parade Technologies Ltd.	42,000	3,100,827
Pegavision Corp.	110,000	1,592,399
Sinbon Electronics Co., Ltd.	186,000	1,809,042
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,896	5,505,596
Wiwynn Corp.	101,000	3,702,518
		37,478,215

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 0.0%
Carabao Group plc, Class F	103,100	314,301

United Kingdom 13.4%
3i Group plc	68,893	1,283,050
Ashtead Group plc	70,923	5,072,979
Auction Technology Group plc *	110,955	1,599,674
AVEVA Group plc	19,819	786,454
Big Yellow Group plc	37,020	743,835
Bodycote plc	415,713	4,470,682
Bridgepoint Group plc *	168,845	866,309
Britvic plc	99,853	1,225,470
Ceres Power Holdings plc *	18,049	150,911
Clipper Logistics plc	332,508	3,023,003
CNH Industrial N.V.	335,392	5,112,076
Coats Group plc	5,483,260	4,851,655
Compass Group plc	306,654	6,969,517
Computacenter plc	72,219	2,600,533
ContourGlobal plc	947,789	2,381,104
Croda International plc	25,923	2,799,631
CVS Group plc	21,098	559,549
Darktrace plc *	205,794	1,140,113
Diploma plc	148,601	5,577,449
Electrocomponents plc	332,920	5,040,684
Endava plc, ADR *	38,605	4,695,140
Experian plc	69,238	2,891,925
Forterra plc	1,107,077	3,945,604
Future plc	110,813	4,726,322
Greggs plc	89,597	3,249,437
Halma plc	66,874	2,266,605
Hays plc	1,816,502	3,539,696
Hill & Smith Holdings plc	128,022	2,592,052
Inchcape plc	528,428	6,025,772
Informa plc *	290,097	2,194,401
Intermediate Capital Group plc	203,098	5,245,124
Intertek Group plc	16,036	1,163,740
John Wood Group plc *	1,198,043	3,606,516
Liberty Global plc, Class A *	170,400	4,621,248
Lloyds Banking Group plc	13,668,710	9,485,686
London Stock Exchange Group plc	36,201	3,544,564
Marks & Spencer Group plc *	1,375,137	4,069,592
Natwest Group plc	820,818	2,697,849
Ocado Group plc *	147,992	3,015,422
Prudential plc	164,500	2,772,766
Reckitt Benckiser Group plc	25,500	2,066,064
Renishaw plc	7,902	487,947
Rentokil Initial plc	265,735	1,860,872
Rolls-Royce Holdings plc *	593,933	930,978
Rotork plc	263,824	1,212,567
S4 Capital plc *	398,490	2,786,464
Schroders plc	86,633	3,972,192
Segro plc	112,944	1,991,175
Smiths Group plc	72,000	1,517,586
Softcat plc	26,973	595,652
Spectris plc	77,459	3,534,736
Spirax-Sarco Engineering plc	12,081	2,177,669
SSP Group plc *	883,966	3,279,746
Synairgen plc *	207,041	541,093
SECURITY	NUMBER OF SHARES	VALUE ($)
Tritax Big Box REIT plc	2,933,834	9,410,684
Trustpilot Group plc *	140,796	350,579
Ultra Electronics Holdings plc	91,612	3,594,233
Vesuvius plc	537,092	3,328,533
Victrex plc	137,689	3,835,223
Watches of Switzerland Group plc *	183,379	3,194,734
WPP plc	163,500	2,563,764
		185,836,630

United States 0.9%
Illumina, Inc. *	10,824	3,775,627
Moderna, Inc. *	21,106	3,573,879
NVIDIA Corp.	5,595	1,369,992
Tesla, Inc. *	4,468	4,185,265
		12,904,763

Uruguay 0.0%
Dlocal Ltd. *	13,130	392,850
Total Common Stocks (Cost $994,872,216)		1,227,675,454

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.0%
Henkel AG & Co. KGaA	5,100	417,121

Republic of Korea 0.2%
Samsung Electronics Co., Ltd.	57,800	3,251,092
Total Preferred Stocks (Cost $3,904,714)		3,668,213

SHORT-TERM INVESTMENTS 4.6% OF NET ASSETS

Money Market Funds 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	63,635,131	63,635,131
Total Short-Term Investments (Cost $63,635,131)		63,635,131
Total Investments in Securities (Cost $1,062,412,061)		1,294,978,798

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	432	48,282,480	(776,875)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
06/15/22	State Street Bank & Trust Co.	USD	3,577,950	CHF	3,286,000	15,538

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

CHF —	Swiss Franc
USD —	U.S. Dollar

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$274,787,839	$—	$274,787,839
Argentina	10,969,904	—	—	10,969,904
Australia	2,709,861	47,674,570	—	50,384,431
Brazil	11,433,907	—	—	11,433,907
Canada	80,020,574	—	—	80,020,574
China	4,926,106	51,280,656	—	56,206,762
France	817,605	112,583,951	—	113,401,556
Germany	8,303,814	120,566,282	—	128,870,096
India	5,883,457	34,390,375	—	40,273,832
Ireland	10,624,714	5,549,914	—	16,174,628
Israel	13,429,832	618,558	—	14,048,390
Italy	2,609,093	27,628,318	—	30,237,411
Mexico	5,931,823	—	—	5,931,823
Netherlands	2,622,451	64,315,566	—	66,938,017
Norway	303,148	3,736,168	—	4,039,316
Portugal	—	—	0*	0
Republic of Korea	—	11,486,912	933,173	12,420,085
Russia	1,140,992	—	—	1,140,992
Singapore	3,028,370	9,198,057	—	12,226,427
Sweden	4,145,404	57,097,301	—	61,242,705
Taiwan	5,505,596	31,972,619	—	37,478,215
Thailand	314,301	—	—	314,301
United Kingdom	23,031,118	162,805,512	—	185,836,630
United States	12,904,763	—	—	12,904,763
Uruguay	392,850	—	—	392,850
Preferred Stocks[1]	—	3,668,213	—	3,668,213
Short-Term Investments[1]	63,635,131	—	—	63,635,131
Foreign Currency Exchange Contracts[2]	—	15,538	—	15,538
Liabilities
Futures Contracts[2]	(776,875)	—	—	(776,875)
Total	$273,907,939	$1,019,376,349	$933,173	$1,294,217,461

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus International MarketMasters Fund
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Laudus International MarketMasters Fund
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Events:
Effective February 25, 2022, the fund changed its name from Laudus International MarketMasters Fund to Schwab International Opportunities Fund.
REG87632JAN22